Note 11 - Income Per Common Share	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Income per common share:

(thousands of Canadian dollars)
	for the three months ended
	January 31	January 31
	2024	2023

Net income	$12,699	$9,417
Less: dividends on preferred shares	(247)	(247)
	12,452	9,170

Average number of common shares outstanding	25,964,424	27,025,317

Income per common share:	$0.48	$0.34

Common shares associated with the Series 1 NVCC preferred shares are contingently issuable shares and would only have a dilutive impact upon issuance.